Harbor Ares Systematic High-Yield ETF Average Annual Total Returns			12 Months Ended	20 Months Ended	52 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30% [1]	6.97%	(0.34%) [1]
ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.50%		4.03%
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent			8.30%		4.95%
Performance Inception Date		Sep. 14, 2021
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.99%		2.01%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.84%		2.45%

[1]	This index represents a broad measure of market performance.
[2]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.